Related parties (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Short-term employee benefits	R$ 21,171	R$ 16,979	R$ 13,564
Share-based compensation plans	19,884	21,380	13,116
Total	R$ 41,055	R$ 38,359	R$ 26,680